Note 19 - Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
19.	Subsequent Events

(a)	On January 9, 2015, the Company paid the delivery installment amounting to $6,732,334 and took delivery of the vessel “Eco Lucidity”.

(b)
On February 26, 2015, the Company’s Board of Directors approved the extension of the existing stock repurchase plan for an additional amount of $20,000,000 to be used for repurchasing the Company’s common shares. From the beginning of 2015 and up to April 15, 2015, the Company completed the repurchase of 926,074 shares paying an average price per share of $6.08. These shares are held as treasury stock by the Company.

(c)
On March 12, 2015, the Company concluded separate memoranda of agreements for the demolition of the vessels “Gas Kaizen” and “Gas Crystal” for an aggregate amount of $2,117,684. The “Gas Kaizen” was delivered on April 1, 2015 and the “Gas Crystal” was delivered on April 16, 2015. Gain on the demolition of these vessels amounted to $34,751.

(d)	On March 27, 2015, the Company repaid the outstanding balance of the term loan dated May 17, 2006, amounting to $13,500,000.

(e)	On April 14, 2015, the Company paid the delivery installment amounting to $14,625,000 and took delivery of the vessel “Eco Enigma”.

(f)	On April 22, 2015, the committed third tranche of the facility agreement dated April 16, 2014 amounting to $15,750,000 was drawn down.